UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment          [ ];   Amendment Number: ___________

This Amendment (Check only one): [ ]    is a restatement.
                                 [ ]    adds new entries.

Institutional Investment Manager Filing this Report:

Name:    RA Capital Management, LLC
         -------------------------------------
Address: 800 Boylston Street, Suite 1500
         -------------------------------------
         Boston, MA 02199
         -------------------------------------

Form 13F File Number: 28-12884
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Kolchinsky
         -------------------------------------
Title:   Manager
         -------------------------------------
Phone:   (617) 778-2500
         -------------------------------------
Signature, Place, and Date of Signing


   /s/ Peter Kolchinsky             Boston, MA                August 13, 2009
--------------------------   --------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------------

Form 13F Information Tabel Entry Total:    18
                                           -----------------

Form 13F Information Table Value Total:    113,433
                                           -----------------
                                           (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
----------------------------  ---------  -----------  -------- -------------------------  ----------  -------- ---------------------
                               TITLE OF                VALUE        SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
      NAME OF ISSUER            CLASS       CUSIP     (x$1000)      PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE/   SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXION PHARMACEUTICALS INC      COM     015351 10 9     6,989       170,000   SH            SOLE        N/A    170,000
ALLOS THERAPEUTICS INC           COM     019777 10 1       829       100,000   SH            SOLE        N/A    100,000
AMAG PHARMACEUTICALS INC         COM     00163U 10 6     3,280        60,000   SH            SOLE        N/A     60,000
ARDEA BIOSCIENCES INC            COM     03969P 10 7    15,499       984,670   SH            SOLE        N/A    984,670
BIOMARIN PHARMACEUTICAL INC      COM     09061G 10 1     3,903       250,000   SH            SOLE        N/A    250,000
CONCEPTUS INC                    COM     206016 10 7       761        45,000   SH            SOLE        N/A     45,000
CUBIST PHARMACEUTICALS INC       COM     229678 10 7     5,504       300,260   SH            SOLE        N/A    300,260
DENDREON CORP                    COM     24823Q 10 7    10,026       401,040   SH            SOLE        N/A    401,040
ENTEROMEDICS INC                 COM     29365M 10 9     1,156       347,119   SH            SOLE        N/A    347,119
GENZYME CORP                     COM     372917 10 4     5,289        95,000   SH            SOLE        N/A     95,000
GILEAD SCIENCES INC              COM     375558 10 3    16,862       360,000   SH            SOLE        N/A    360,000
OREXIGEN THERAPEUTICS INC        COM     686164 10 4     1,166       227,300   SH            SOLE        N/A    227,300
OSI PHARMACEUTICALS INC          COM     671040 10 3       988        35,000   SH            SOLE        N/A     35,000
PHARMASSET INC                   COM     71715N 10 6     7,162       636,658   SH            SOLE        N/A    636,658
SEQUENOM INC                     COM     817337 40 5     8,097     2,070,800   SH   CALL     SOLE        N/A        N/A
UNITED THERAPEUTICS CORP DEL     COM     91307C 10 2     7,500        90,000   SH            SOLE        N/A     90,000
VARIAN MED SYS INC               COM     92220P 10 5     6,150       175,000   SH            SOLE        N/A    175,000
VERTEX PHARMACEUTICALS INC       COM     92532F 10 0    12,275       341,244   SH            SOLE        N/A    341,244